Note 5 - Trade Accounts Receivable - Trade Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Trade accounts receivable	$ 39,536	$ 37,121
Less: Provision for credit losses	(2,330)	(2,003)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 37,206	$ 35,118